Organization, Liquidity and Management's Plan, and Summary of Significant Accounting Policies - Schedule of Computation of Basic and Diluted Net Loss per Common Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Numerator
Net loss attributable to common stockholders	$ (23,403,988)	$ (21,884,183)
Denominator
Weighted-average common shares outstanding	8,514,155	5,860,274
Less: Weighted-average shares subject to repurchase	(2,158,286)	(1,672,859)
Denominator for basic and diluted net loss per share	6,355,869	4,187,415
Basic and diluted net loss per share	$ (3.68)	$ (5.23)